Putnam Small Cap Value Fund
The fund's portfolio
5/31/24 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Aerospace and defense (0.9%)
V2X, Inc.(NON)	52,751	$2,537,851

		2,537,851
Automobile components (1.4%)
Dorman Products, Inc.(NON)	31,300	2,878,661
Motorcar Parts of America, Inc.(NON)	172,860	879,857

		3,758,518
Automobiles (1.0%)
Harley-Davidson, Inc.	77,635	2,785,544

		2,785,544
Banks (15.4%)
Amalgamated Financial Corp.	114,500	2,894,560
Axos Financial, Inc.(NON)	64,450	3,471,922
Bancorp, Inc. (The)(NON)	111,100	3,731,849
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	62,650	2,134,486
Business First Bancshares, Inc.	86,500	1,855,425
Capital City Bank Group, Inc.	40,000	1,086,400
Coastal Financial Corp./WA(NON)	35,409	1,570,035
Columbia Banking System, Inc.	28,200	543,696
ConnectOne Bancorp, Inc.	107,324	2,000,519
First Foundation, Inc.	655,797	3,882,318
Five Star Bancorp	114,797	2,631,147
Metropolitan Bank Holding Corp.(NON)	59,714	2,510,974
Northrim BanCorp, Inc.	28,900	1,688,049
OFG Bancorp (Puerto Rico)	129,100	4,797,356
Origin Bancorp, Inc.	35,400	1,106,958
Peapack-Gladstone Financial Corp.	17,500	379,750
QCR Holdings, Inc.	42,591	2,413,632
UMB Financial Corp.	32,700	2,695,788

		41,394,864
Biotechnology (2.5%)
MiMedx Group, Inc.(NON)	366,988	2,623,964
Veracyte, Inc.(NON)(S)	115,550	2,397,663
Xencor, Inc.(NON)	67,800	1,610,928

		6,632,555
Building products (2.6%)
AZZ, Inc.	32,200	2,700,936
Janus International Group, Inc.(NON)(S)	147,641	2,049,257
JELD-WEN Holding, Inc.(NON)	139,600	2,165,196

		6,915,389
Capital markets (1.1%)
Perella Weinberg Partners	194,450	3,002,308

		3,002,308
Chemicals (1.8%)
HB Fuller Co.	32,100	2,556,123
Olin Corp.	44,700	2,403,072

		4,959,195
Commercial services and supplies (2.1%)
Deluxe Corp.	138,100	3,139,013
HNI Corp.	55,233	2,598,713

		5,737,726
Communications equipment (3.5%)
Aviat Networks, Inc.(NON)	98,949	3,058,514
Extreme Networks, Inc.(NON)	229,500	2,558,925
Ribbon Communications, Inc.(NON)	1,239,100	3,890,769

		9,508,208
Diversified consumer services (2.0%)
Perdoceo Education Corp.	137,500	3,093,750
Universal Technical Institute, Inc.(NON)	144,712	2,287,897

		5,381,647
Diversified REITs (1.0%)
Alpine Income Property Trust, Inc.(R)	167,578	2,627,623

		2,627,623
Electric utilities (1.3%)
NRG Energy, Inc.	41,689	3,376,809

		3,376,809
Electronic equipment, instruments, and components (2.5%)
Benchmark Electronics, Inc.	88,700	3,820,309
Vishay Intertechnology, Inc.	128,500	3,036,455

		6,856,764
Energy equipment and services (5.0%)
Diamond Offshore Drilling, Inc.(NON)	241,100	3,659,898
Helix Energy Solutions Group, Inc.(NON)	236,050	2,716,936
Newpark Resources, Inc.(NON)	561,100	4,758,128
Oceaneering International, Inc.(NON)	94,815	2,245,219

		13,380,181
Entertainment (0.8%)
Lions Gate Entertainment Corp. Class A(NON)(S)	268,778	2,233,545

		2,233,545
Financial services (1.9%)
NewtekOne, Inc.(S)	174,013	2,392,679
Walker & Dunlop, Inc.	27,561	2,645,580

		5,038,259
Ground transportation (1.0%)
Proficient Auto Logistics, Inc.(NON)	174,500	2,671,595

		2,671,595
Health care equipment and supplies (1.9%)
Haemonetics Corp.(NON)	30,200	2,539,216
Integer Holdings Corp.(NON)	22,400	2,715,776

		5,254,992
Health care providers and services (5.6%)
Aveanna Healthcare Holdings, Inc.(NON)	484,481	1,264,495
Brookdale Senior Living, Inc.(NON)	558,707	3,748,924
DocGo, Inc.(NON)(S)	704,600	2,064,478
ModivCare, Inc.(NON)	57,256	1,564,234
Option Care Health, Inc.(NON)	74,050	2,208,171
Quipt Home Medical Corp.(NON)	476,200	1,600,032
RadNet, Inc.(NON)	48,585	2,849,024

		15,299,358
Health care REITs (0.8%)
Healthcare Realty Trust, Inc.(R)(S)	128,600	2,087,178

		2,087,178
Hotel and resort REITs (0.9%)
Apple Hospitality REIT, Inc.(R)	165,400	2,388,376

		2,388,376
Hotels, restaurants, and leisure (1.6%)
Aramark	78,250	2,515,738
Brinker International, Inc.(NON)	24,900	1,758,687

		4,274,425
Household durables (2.4%)
Beazer Homes USA, Inc.(NON)	63,200	1,815,104
Cavco Industries, Inc.(NON)	6,100	2,178,920
Taylor Morrison Home Corp.(NON)	42,550	2,460,667

		6,454,691
Insurance (2.4%)
Heritage Insurance Holdings, Inc.(NON)	62,789	533,707
Horace Mann Educators Corp.	49,831	1,702,725
Kemper Corp.	38,150	2,282,896
Skyward Specialty Insurance Group, Inc.(NON)	53,581	1,999,643

		6,518,971
Interactive media and services (1.0%)
Cargurus, Inc.(NON)	107,200	2,595,312

		2,595,312
Leisure products (0.8%)
MasterCraft Boat Holdings, Inc.(NON)	98,700	2,082,570

		2,082,570
Machinery (3.2%)
Chart Industries, Inc.(NON)(S)	18,557	2,914,006
Columbus McKinnon Corp./NY	63,000	2,463,300
Gates Industrial Corp. PLC(NON)	45,387	790,642
Hillman Solutions Corp.(NON)	281,550	2,587,445

		8,755,393
Media (1.0%)
Gray Television, Inc.	431,550	2,692,872

		2,692,872
Metals and mining (3.9%)
Alamos Gold, Inc. Class A (Canada)	164,750	2,752,973
HudBay Minerals, Inc. (Canada)(S)	307,300	2,999,248
Major Drilling Group International, Inc. (Canada)(NON)	388,700	2,834,791
Radius Recycling, Inc.	119,100	2,037,801

		10,624,813
Mortgage real estate investment trusts (REITs) (3.6%)
AGNC Investment Corp.(R)	238,350	2,285,777
Ladder Capital Corp.(R)	174,153	1,947,031
MFA Financial, Inc.(R)	227,200	2,431,040
Rithm Capital Corp.(R)	260,050	2,915,161

		9,579,009
Multi-utilities (1.8%)
Algonquin Power & Utilities Corp. (Canada)	355,700	2,244,467
Unitil Corp.	47,000	2,514,030

		4,758,497
Oil, gas, and consumable fuels (6.6%)
CNX Resources Corp.(NON)(S)	130,400	3,429,520
Magnolia Oil & Gas Corp. Class A(S)	110,925	2,878,504
Permian Resources Corp.	163,837	2,685,288
SM Energy Co.	59,000	2,975,370
Teekay Tankers, Ltd. Class A (Canada)	44,900	3,270,067
World Fuel Services Corp.	98,900	2,605,026

		17,843,775
Passenger airlines (1.1%)
SkyWest, Inc.(NON)	39,800	2,971,866

		2,971,866
Personal care products (1.1%)
Edgewell Personal Care Co.	73,900	2,851,062

		2,851,062
Professional services (1.1%)
IBEX, Ltd.(NON)	197,319	3,088,042

		3,088,042
Semiconductors and semiconductor equipment (3.6%)
ACM Research, Inc. Class A(NON)	91,319	1,972,490
Ichor Holdings, Ltd.(NON)	76,989	2,924,812
Semtech Corp.(NON)	31,500	1,225,035
SMART Global Holdings, Inc.(NON)	167,550	3,448,179

		9,570,516
Specialty retail (2.0%)
Haverty Furniture Cos., Inc.	86,000	2,443,260
J. Jill, Inc.(NON)	20,600	694,220
ODP Corp. (The)(NON)	57,700	2,259,532

		5,397,012
Textiles, apparel, and luxury goods (1.8%)
Steven Madden, Ltd.	63,500	2,822,575
Unifi, Inc.(NON)	319,684	2,093,930

		4,916,505
Tobacco (1.2%)
Turning Point Brands, Inc.	96,450	3,164,525

		3,164,525
Trading companies and distributors (2.3%)
Beacon Roofing Supply, Inc.(NON)	27,400	2,659,444
BlueLinx Holdings, Inc.(NON)	19,500	2,006,355
Hudson Technologies, Inc.(NON)	185,300	1,651,023

		6,316,822

Total common stocks (cost $241,365,261)		$268,285,163

SHORT-TERM INVESTMENTS (8.2%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.54%(AFF)	19,663,197	$19,663,197
Putnam Short Term Investment Fund Class P 5.46%(AFF)	2,433,126	2,433,126

Total short-term investments (cost $22,096,323)		$22,096,323
TOTAL INVESTMENTS

Total investments (cost $263,461,584)		$290,381,486

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2024 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $269,579,461.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$19,472,930	$68,065,385	$67,875,118	$293,256	$19,663,197
	Putnam Short Term Investment Fund Class P‡	239,879	19,367,751	17,174,504	23,810	2,433,126

	Total Short-term investments	$19,712,809	$87,433,136	$85,049,622	$317,066	$22,096,323
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $19,663,197 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,401,444. Certain of these securities were sold prior to the close of the reporting period.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,521,729	$—	$—
Consumer discretionary	35,050,912	—	—
Consumer staples	6,015,587	—	—
Energy	31,223,956	—	—
Financials	65,533,411	—	—
Health care	27,186,905	—	—
Industrials	38,994,684	—	—
Information technology	25,935,488	—	—
Materials	15,584,008	—	—
Real estate	7,103,177	—	—
Utilities	8,135,306	—	—

Total common stocks	268,285,163	—	—
Short-term investments	—	22,096,323	—

Totals by level	$268,285,163	$22,096,323	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com